Net fee and commission income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 90	€ 98
Underwriting syndication loans fee and commission income	11	10
Structured finance fee and commission income	37	42
Collective instruments distribution fee and commission income	€ 92	€ 112